Goodwill and Intangible Assets, Net - Future Amortization Expense (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2021	$ 3
2022	10	$ 13
2023	6	10
2024	6	6
2025	6	6
2025		6
Thereafter	33
Thereafter		33
Net Carrying Value	$ 64	$ 74	$ 103